Tax Payable	12 Months Ended
Dec. 31, 2025
Taxes Payable [Abstract]
TAX PAYABLE

NOTE 16 – TAX PAYABLE

As of December 31, 2025 and 2024, tax payable consisted of the following:

	2025	2024
Corporate tax payable	$999,741	$962,235
VAT payable (receivable)	(80,712)	48,585
Other tax payable	10,184	10,575
	929,213	1,021,395